UNITED STATES
     SECURITIES AND EXCHANGE COMMISSION
     WASHINGTON, D.C. 20549


     FORM 13F

     FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2006
Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.):
[  ] is a restatement.

[  ] adds new holdings entries.
Institutional Investment Manager Filing this Report:
Name:      Wilson/Bennett Capital Management, Inc.
Address:   201 North Union Street, Suite 230
           Alexandria, VA 22314
13F File Number: 28-5872

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:  John W. Fisher
Title: President
Phone: 703-837-0150

May 10, 2006   John W. Fisher    Alexandria, Virginia
[Date]              [Signature]       [City, State}


Report Type (Check only one.):


[ X]        13F HOLDINGS REPORT.

[  ]        13F NOTICE.

[  ]        13F COMBINATION REPORT.
List of Other Managers Reporting for this Manager:

FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:
0

Form 13F Information Table Entry Total: 27
Form 13F Information Table Value Total: $123,139,537


List of Other Included Managers:
None



Security                   Type Quantity      Cusip          Value     Voting
PROCTER & GAMBLE            com  214141     742718109      $12,340,946  Sole
3M COMPANY                  com  158835     88579Y101      $12,022,238  Sole
CATERPILLAR                 com  142335     149123101       $10,221,076  Sole
CITIGROUP                   com  158452     172967101       $7,483,689  Sole
EXXON MOBIL                 com  128909     30231G102       $7,845,402  Sole
GENERAL ELECTRIC            com  215673     369604103       $7,501,107  Sole
CEF ISHARES RUSSELL         com  50541     464287598       $3,695,053  Sole
ALTRIA GROUP, INC.          com  90107     02209S103       $6,384,961  Sole
UNITED PARCEL SERVICE CL B  com  86767      911312106       $6,887,564  Sole
DUPONT                      com  149233     263534109       $6,299,125  Sole
AMERICAN EXPRESS            com  126901     025816109       $6,668,648  Sole
IBM                         com  69519      459200101       $5,733,232  Sole
CHEVRON CORPORATION         com  87832      166764100       $5,091,621  Sole
JP MORGAN                   com  123330     46625H100       $5,135,461  Sole
BANK OF AMERICA CORPORATION com  114374     060505104       $5,208,592  Sole
AT&T                        com  188542     001957505       $5,098,176  Sole
KIMBERLY CLARK CORP.        com  85477      494368103       $4,490,571  Sole
TIMEWARNER                  com  90250      887317105       $1,515,298  Sole
AMP INC                     com  24200      044907103       $1,090,452  Sole
ISHARES TR US TIPS BD FD    com  3421       464287176         $344,324  Sole
SPYDER                      com  2353       78462F103         $305,490  Sole
ISHARES TR RUSSELL MCP VL   com  1996       464287473         $266,266  Sole
ISHARES TR S&P MIDCP GROW   com  2952       464287606         $237,636  Sole
ISHARES TR RUSL 2000 VALU   com  3384       464287630         $252,920  Sole
ISHARES TR S&P SMLCP GROW   com  1746       464287887         $226,177  Sole
CARDINAL FINANCIAL          com  10000      14149F109         $135,300  Sole
BELL SOUTH             com   6009      079860102          $208,212  Sole
